Goodwill And Other Intangible Assets, Net (Changes In Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Goodwill And Other Intangible Assets, Net [Abstract]
Goodwill, beginning of year	$ 717,052	$ 708,458
Acquisitions	10,823	8,594
Goodwill, end of year	$ 727,875	$ 717,052